5. CONVERTIBLE NOTES PAYABLE (Details) (USD $)	Dec. 31, 2014	Mar. 31, 2014	Mar. 31, 2013
Convertible Notes Payable - Principal current portion	$ 0	$ 1,367,655
Unamortized discount - current portion	0	0
Convertible Notes Payable, net - current portion	0	1,367,655	2,367,631
Accrued interest - current portion		749,812
Convertible Notes Payable - Principal, non-current portion	729,939	776,451
Unamortized discount - Non-current portion	(465,687)	0
Convertible Notes Payable, net - Non-Current Portion	264,252	776,451	0
Accrued interest - non-current portion	10,744	47,151
Total Convertible Notes Payable - Principal current and noncurrent	729,939	2,144,106
Total Unamortized Discount	(465,687)	0
Total Convertible Notes Payable, net	264,252	2,144,106
Total Accrued Interest	10,744	796,963
November 2014 10% Convertible notes
Convertible Notes Payable - Principal, non-current portion	527,780
Unamortized discount - Non-current portion	(465,687)
Convertible Notes Payable, net - Non-Current Portion	62,093
Accrued interest - non-current portion	2,680
April 2011 12% Convertible Notes [Member]
Convertible Notes Payable - Principal, non-current portion	202,159	448,448
Unamortized discount - Non-current portion	0	0
Convertible Notes Payable, net - Non-Current Portion	202,159	448,448
Accrued interest - non-current portion	8,064	12,117
Amended and Restated Series A 12% Convertible notes [Member]
Convertible Notes Payable - Principal current portion		885,000
Unamortized discount - current portion		0
Convertible Notes Payable, net - current portion		885,000
Accrued interest - current portion		575,250
2008 10% Convertible Notes [Member]
Convertible Notes Payable - Principal current portion		25,000
Unamortized discount - current portion		0
Convertible Notes Payable, net - current portion		25,000
Accrued interest - current portion		19,167
October and November 2009 10% Convertible Notes [Member]
Convertible Notes Payable - Principal current portion		50,000
Unamortized discount - current portion		0
Convertible Notes Payable, net - current portion		50,000
Accrued interest - current portion		26,097
April 2010 10% Convertible Note [Member]
Convertible Notes Payable - Principal current portion		75,000
Unamortized discount - current portion		0
Convertible Notes Payable, net - current portion		75,000
Accrued interest - current portion		31,438
July and August 2011 10% Convertible Notes [Member]
Convertible Notes Payable - Principal current portion		257,655
Unamortized discount - current portion		0
Convertible Notes Payable, net - current portion		257,655
Accrued interest - current portion		90,256
Law Firm Note [Member]
Convertible Notes Payable - Principal current portion		75,000
Unamortized discount - current portion		0
Convertible Notes Payable, net - current portion		75,000
Accrued interest - current portion		7,604
September 2010 12% Convertible Notes [Member]
Convertible Notes Payable - Principal, non-current portion		317,072
Unamortized discount - Non-current portion		0
Convertible Notes Payable, net - Non-Current Portion		317,072
Accrued interest - non-current portion		35,034
September 2011 12% Convertible Notes [Member]
Convertible Notes Payable - Principal, non-current portion		10,931
Unamortized discount - Non-current portion		0
Convertible Notes Payable, net - Non-Current Portion		10,931
Accrued interest - non-current portion		$ 0